SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting
SCHEDULE OF SEGMENT REPORTING

	For the Three Months Ended and As of March 31, 2025
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$157,413	$402,601	$61,165	$621,179

Cost of revenue	(196,674)	(290,298)	(141,120)	(628,092)

Gross loss	$(39,261)	$112,303	$(79,955)	$(6,913)

Share of loss from operation of associate	-	(1)	-	(1)

Selling, general and administrative expenses and other income	(124,038)	(238,721)	(119,790)	(482,549)

Loss from operations	(163,299)	(126,419)	(199,745)	(489,463)

Total assets	$1,004,608	$1,933,441	$970,202	$3,908,251
Capital expenditure	$4,179	$8,043	$4,036	$16,258

	For the Three Months Ended and As of March 31, 2025
By Country	Malaysia	Non-Malaysia	Total
Revenue	$621,179	$-	$621,179

Cost of revenue	(628,092)	-	(628,092)

Gross loss	$(6,913)	$-	$(6,913)

Share of loss from operation of associate	(1)	-	(1)

Selling, general and administrative expenses and other income	(364,643)	(117,906)	(482,549)

Loss from operations	(371,557)	(117,906)	(489,463)

Total assets	$3,876,424	$31,827	$3,908,251
Capital expenditure	$16,258	$-	$16,258

	For the Three Months Ended and As of March 31, 2024
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$290,558	$192,119	$37,075	$519,752

Cost of revenue	(249,978)	(134,137)	(113,709)	(497,824)

Gross profit	$40,580	$57,982	$(76,634)	$21,928

Share of loss from operation of associate	-	(9,599)	-	(9,599)

Selling, general and administrative expenses and other income	(117,537)	(103,172)	(73,136)	(293,845)

Loss from operations	(76,957)	(54,789)	(149,770)	(281,516)

Total assets	$1,382,841	$1,213,827	$860,435	$3,457,103
Capital expenditure	$3,202	$2,811	$1,993	$8,006

	For the Three Months Ended and As of March 31, 2024
By Country	Malaysia	Non-Malaysia	Total
Revenue	$519,752	$-	$519,752

Cost of revenue	(497,824)	-	(497,824)

Gross profit	$21,928	$-	$21,928

Share of loss from operation of associate	(9,599)	-	(9,599)

Selling, general and administrative expenses and other income	(273,683)	(20,162)	(293,845)

Loss from operations	(261,354)	(20,162)	(281,516)

Total assets	$3,425,055	$32,048	$3,457,103
Capital expenditure	$8,006	$-	$8,006

	For the Year Ended and As of December 31, 2024
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$1,257,270	$1,801,730	$323,432	$3,382,432

Cost of revenue	(680,714)	(844,455)	(433,463)	(1,958,632)

Gross profit	$576,556	$957,275	$(110,031)	$1,423,800

Share of loss from operation of associate	-	(4,032)	(5,811)	(9,843)

Selling, general and administrative expenses and other income	(475,263)	(631,910)	(349,761)	(1,456,934)

Loss from operations	101,293	321,333	(465,603)	(42,977)

Total assets	$1,357,920	$1,805,491	$999,429	$4,162,840
Capital expenditure	$45,127	$60,002	$33,214	$138,343

	For the Year Ended and As of December 31, 2024
By Country	Malaysia	Non-Malaysia	Total
Revenue	$3,382,432	$-	$3,382,432

Cost of revenue	(1,958,632)	-	(1,958,632)

Gross profit	$1,423,800	$-	$1,423,800

Share of loss from operation of associate	(9,843)	-	(9,843)

Selling, general and administrative expenses and other income	(1,229,726)	(227,208)	(1,456,934)

Profit/(Loss) from operations	184,231	(227,208)	(42,977)

Total assets	$4,127,080	$35,760	$4,162,840
Capital expenditure	$138,343	$-	$138,343

	For the Year Ended and As of December 31, 2023
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$1,444,946	$1,356,969	$307,600	$3,109,515

Cost of revenue	(796,421)	(646,251)	(265,662)	(1,708,334)

Gross profit	$648,525	$710,718	$41,938	$1,401,181

Share of loss from operation of associate	-	-	(152)	(152)

Selling, general and administrative expenses and other income	(611,142)	(414,730)	(259,868)	(1,285,740)

Profit from operations	37,383	295,988	(218,082)	115,289

Total assets	$1,783,875	$1,210,566	$758,533	$3,752,974
Capital expenditure	$15,438	$10,476	$6,565	$32,479

	For the Year Ended and As of December 31, 2023
By Country	Malaysia	Non-Malaysia	Total
Revenue	$3,109,515	$-	$3,109,515

Cost of revenue	(1,708,334)	-	(1,708,334)

Gross profit	$1,401,181	$-	$1,401,181

Share of loss from operation of associate	(152)	-	(152)

Selling, general and administrative expenses and other income	(1,039,411)	(246,329)	(1,285,740)

Profit/(Loss) from operations	361,618	(246,329)	115,289

Total assets	$3,717,927	$35,047	$3,752,974
Capital expenditure	$32,479	$-	$32,479